Organization and Business Background	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Organization and Business Background

NOTE – 1 ORGANIZATION AND BUSINESS BACKGROUND

Cardinal Resources, LLC (referred to herein as the “Company”), a Pennsylvania Limited Liability Company, was originally founded in Monroeville, Pennsylvania in 2004 by Kevin R. Jones, Barbara H. Jones and Joyce O’Connor. The business produces and distributes innovative water and wastewater treatment systems, including the patented solar powered Red Bird System, specialty patent and proprietary natural media filters. In addition, the Company provides their clients with environmental engineering, consulting, and remediation services.